Consolidated Balance Sheets	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
CURRENT ASSETS
Cash	$ 581,289	$ 744,436
Short-term investments	394,767	515,729
Accounts receivables		454,411
Accounts receivables - related parties	222,907	1,138,498
Other receivables	117,848	100,302
Other receivables - related parties	887,955	1,284,676
Prepaid expenses	1,047,712	1,122,164
Total current assets	3,252,478	5,360,216
PROPERTY AND EQUIPMENT, NET	190,895	436,325
OTHER ASSETS
Long-term security deposits	234,819	422,783
Right-of-use assets, net	1,049,069	1,285,145
Long-term prepaid expenses	837,829	1,599,647
Deferred tax assets, net	179,310	159,720
Intangible asset, net	821,012	918,787
Goodwill	1,864,053	1,864,053
Total other assets	4,986,092	6,250,135
Total assets	8,429,465	12,046,676
CURRENT LIABILITIES
Acquisition payable	368,439	368,439
Deferred revenue	377,161	1,061,162
Other payables and accrued liabilities	1,133,895	630,457
Other payables - related party		6,334
Operating lease liabilities - current	508,501	841,041
Financing lease liabilities - current	52,492	44,791
Taxes payable	25,097	86,656
Current portion of long-term debt	1,255,687	25,835
Total current liabilities	3,721,272	3,064,715
NON-CURRENT LIABILITIES
Operating lease liabilities - noncurrent	516,262	486,970
Financing lease liabilities - noncurrent	22,933	68,826
Other payable - related parties	909,382
Long-term debt		1,145,825
Total non-current liabilities	1,448,577	1,701,621
Total liabilities	5,169,849	4,766,336
COMMITMENTS AND CONTINGENCIES
EQUITY
Preferred shares, $0.001 par value, 1,000,000 shares authorized, 0 shares issued and outstanding as of June 30, 2021 and June 30, 2020
Ordinary shares, $0.001 par value, 49,000,000 shares authorized, 11,507,558 shares issued and outstanding as of June 30, 2021 and June 30, 2020	11,508	11,508
Additional paid-in capital	21,911,045	21,911,045
Accumulated deficit	(18,321,053)	(13,267,289)
Accumulated other comprehensive loss	289,443	(83,012)
Total equity attributable to controlling shareholders	3,890,943	8,572,252
Noncontrolling interest	(631,327)	(1,291,912)
Total equity	3,259,616	7,280,340
Total liabilities and equity	$ 8,429,465	$ 12,046,676